Short-term and Long-term deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Shortterm and Longterm deposits [Line Items]
Short-term deposits	¥ 7,326,996	$ 1,065,667	¥ 6,000,104
RMB [Member]
Shortterm and Longterm deposits [Line Items]
Short-term deposits	2,100,000		3,400,000
Long-term deposits	1,000,000		0
US$ [Member]
Shortterm and Longterm deposits [Line Items]
Short-term deposits	¥ 5,226,996	$ 761,573	¥ 2,600,104	$ 397,816